Change in noncash working capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in noncash operating working capital
Accounts Receivable	$ (1,835,922)	$ 784,502	$ 123,587
Prepaid Expenses And Deposits	(17,516)	229,279	3,262
Accounts Payable And Accrued Liabilities	559,351	741,326	14,375
Contractual Obligations	0	0	(127,507)
Change In Non-cash Working Capital Balances	$ (1,294,087)	$ 1,755,107	$ 13,717